Customer Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Schedule of Average Balances and Weighted Average Rates Paid on Deposits
The following table presents average balances and weighted average rates paid on deposits for the years indicated:

	Year Ended December 31, 2023
(Amounts in thousands)	Average Balance	Average Rate Paid
Notice	$2,826	2.55%
Term	2,826	2.04%
Savings	5,324	2.19%
Total Deposits	$10,976	2.26%

Schedule of Maturities of Customer Deposits	The following table presents maturities of customer deposits:

(Amounts in thousands)	As of December 31, 2023
Demand Deposits	$4,670
Maturing In:
2024	4,715
2025	1,423
2026	1,031
2027	—
Total	11,839

Schedule of Interest Expense on Deposits
Interest Expense on deposits is recorded in warehouse interest expense in the consolidated statements of operations and comprehensive loss for the year indicated as follows:

Year Ended December 31,
(Amounts in thousands)	2023
Notice	$73
Term	23
Savings	96
Total Interest Expense	$192